COMMITMENTS, CONTINGENCIES AND GUARANTEES - Guarantees (Details) $ in Millions	Dec. 31, 2021 CAD ($)
Commitments, Contingencies and guarantees
Maximum potential amount payable under indemnification agreements	$ 134